Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share

15. Earnings Per Share

     The following table sets forth the computation of basic and diluted earnings per share (in thousands, except per share data):

	Year Ended December 31,
	2011	2010	2009
Numerator for basic and diluted earnings
per share - net income attributable to
common stockholders	$157,108	$106,882	$171,190

Denominator for basic earnings per
share - weighted average shares	173,741	127,656	114,207
Effect of dilutive securities:
Employee stock options	176	125	0
Non-vested restricted shares	246	420	405
Convertible senior unsecured notes	238	7	0
Dilutive potential common shares	660	552	405
Denominator for diluted earnings per
share - adjusted weighted average shares	174,401	128,208	114,612

Basic earnings per share	$0.90	$0.84	$1.50
Diluted earnings per share	$0.90	$0.83	$1.49

The diluted earnings per share calculations exclude the dilutive effect of 0, 280,000 and 351,000 stock options for the years ended December 31, 2011, 2010 and 2009, respectively, because the exercise prices were more than the average market price. The outstanding convertible senior unsecured notes were not included in the 2009 calculations as the effect of the conversions into common stock was anti-dilutive for that period. The Series H Cumulative Convertible and Redeemable Preferred Stock issued in 2010 was excluded from the calculations for 2010 and 2011 as the effect of the conversions was anti-dilutive.